SUMMARY PROSPECTUS
December 29, 2017 (As Amended April 10, 2018)
MFS® New Discovery Fund

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the fund's statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund's prospectus and statement of additional information, both dated December 29, 2017, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

CLASS	TICKER SYMBOL
Class A	MNDAX
Class T (Currently Not Offered)	N/A
Class B	MNDBX
Class C	MNDCX
Class I	MNDIX
Class 529A1	EANDX
Class 529B1	EBNDX
Class 529C1	ECNDX
Class R1	MNDGX
Class R2	MNDRX
Class R3	MNDHX
Class R4	MNDJX
Class R6	MNDKX

1 On April 10, 2018, the Board of Trustees of the fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund on or before April 27, 2018.

Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 9 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):
Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

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MFS New Discovery Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.09%
Total Annual Fund Operating Expenses	1.35%	1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	0.98%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	529A	529B	529C
Management Fee	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.15%

# This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

MFS New Discovery Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$705	$978	$1,272	$2,105
Class T Shares	$384	$667	$971	$1,833
Class B Shares assuming
redemption at end of period	$613	$958	$1,329	$2,240
no redemption at end of period	$213	$658	$1,129	$2,240
Class C Shares assuming
redemption at end of period	$313	$658	$1,129	$2,431
no redemption at end of period	$213	$658	$1,129	$2,431
Class I Shares	$112	$350	$606	$1,340
Class 529A Shares	$709	$993	$1,297	$2,158
Class 529B Shares assuming
redemption at end of period	$618	$973	$1,354	$2,292
no redemption at end of period	$218	$673	$1,154	$2,292
Class 529C Shares assuming
redemption at end of period	$318	$673	$1,154	$2,483
no redemption at end of period	$218	$673	$1,154	$2,483
Class R1 Shares	$213	$658	$1,129	$2,431
Class R2 Shares	$163	$505	$871	$1,900
Class R3 Shares	$137	$428	$739	$1,624
Class R4 Shares	$112	$350	$606	$1,340
Class R6 Shares	$100	$312	$542	$1,201

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Investment Objective and Policy
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).
While MFS may invest the fund's assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.
MFS may invest the fund's assets in foreign securities.
MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The principal risks of investing in the fund are:
Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.
Growth Company Risk: The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.
Small Cap Risk:  The stocks of small cap companies can be more volatile and their shares can be less liquid than those of larger companies.
Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.
Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.
Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's

MFS New Discovery Fund

performance over time compares with that of a broad measure of market performance.
The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

The total return for the nine-month period ended September 30, 2017, was 18.28%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2016)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
T Shares	5.90%	10.29%	7.07%
B Shares	3.80%	9.75%	6.69%
C Shares	6.79%	10.02%	6.53%
I Shares	8.89%	11.13%	7.60%
529A Shares	2.33%	9.50%	6.59%
529B Shares	3.78%	9.71%	6.61%
529C Shares	6.72%	9.96%	6.43%
R1 Shares	7.80%	10.02%	6.53%
R2 Shares	8.31%	10.57%	7.05%
R3 Shares	8.60%	10.84%	7.32%
R4 Shares	8.87%	11.13%	7.59%
R6 Shares	9.01%	11.24%	7.66%
A Shares	2.35%	9.54%	6.68%
Returns After Taxes on Distributions
A Shares	1.77%	8.27%	5.19%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	1.81%	7.22%	4.85%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Russell 2000® Growth Index	11.32%	13.74%	7.76%

The Russell 2000® Growth Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Investment Adviser
MFS serves as the investment adviser for the fund.
Portfolio Manager(s)

Portfolio Manager	Since	Title
Michael Grossman	2013	Investment Officer of MFS

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange (the "NYSE") is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o DST

MFS New Discovery Fund

Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).
The fund's initial and subsequent investment minimums generally are as follows:
Class	Initial Minimum	Subsequent Minimum
Class A, Class T, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

As of the date of this prospectus, Class T shares are not being offered for sale.
On April 10, 2018, the Board of Trustees of the fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund on or before April 27, 2018.
Taxes
If your shares are held in a taxable account, the fund's distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.
Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS' affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary's Web site for more information.